Significant Accounting Policies (Details) - USD ($)			3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 14, 2019
Income Taxes
Income tax expense			$ 9,000		$ 8,000		$ 58,000	$ 105,000	$ 210,000
Net Income (Loss) Per Share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			166,213		124,731		157,290	114,299	63,642
Common Stock, Shares Authorized	735,000		735,000	735,000		735,000	735,000	735,000
Net loss			$ (68,680,000)		$ (29,554,000)		$ (142,734,000)	$ (76,220,000)	$ (75,556,000)
Warrants
Net Income (Loss) Per Share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			515		12,264		515	2,422	2,080
Diamond eagle acquisition
Offering Costs
Offering costs	$ 22,555,869		$ 22,555,870			$ 306,544
Underwriters' discounts			22,000,000			22,000,000
Deferred underwriting compensation	14,000,000		14,000,000	$ 14,000,000		14,000,000	$ 14,000,000
Outstanding Expenses							224,395
Income Taxes
Unrecognized tax benefits	0		0	0		0	0
Income tax expense		$ 0	246,289	944,494		944,494	944,494
Amounts accrued for the payment of interest and penalties	0		0	0		0	0
Net Income (Loss) Per Share
Interest Income Earned On Trust Account Net Of Applicable Administration Fee Franchise Taxes Working Capital							5,111,208
Interest Income Earned On Trust Account Net Of Applicable To Franchise Taxes			50,000			153,971
Cash, FDIC Insured Amount	$ 250,000		250,000	$ 250,000		$ 250,000	$ 250,000
Common Stock, Shares Authorized	5,250,000			5,250,000		5,250,000	5,250,000
Net loss		$ (675)	$ 479,411			$ 2,309,409
Minimum Net Tangible Assets	$ 5,000,001			$ 5,000,001		$ 5,000,001	$ 5,000,001
Diamond eagle acquisition | Warrants
Net Income (Loss) Per Share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			19,666,667
Diamond eagle acquisition | Warrants Issued As Part Of Public Units [Member]
Net Income (Loss) Per Share
Incremental Common Shares Attributable to Dilutive Effect Of Warrants			2,615,800
Diamond eagle acquisition | Warrants Issued In P I P E Investment [Member]
Net Income (Loss) Per Share
Incremental Common Shares Attributable to Dilutive Effect Of Warrants			1,242,505
Diamond eagle acquisition | Class A ordinary shares
Income Taxes
Income tax expense			$ 246,289,000
Net Income (Loss) Per Share
Common Stock, Shares Authorized	380,000,000		380,000,000	380,000,000		380,000,000	380,000,000
Common shares, shares outstanding	40,000,000		40,000,000	40,000,000		40,000,000	40,000,000
Diamond eagle acquisition | Class B ordinary shares
Net Income (Loss) Per Share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			1,312,500
Common Stock, Shares Authorized	20,000,000		20,000,000	20,000,000		20,000,000	20,000,000
Net loss							$ 1,453,333
Common shares, shares outstanding	10,000,000		10,000,000	10,000,000		10,000,000	10,000,000
Diamond eagle acquisition | Public Offering
Offering Costs
Deferred underwriting compensation										$ 14,000,000
Legal and accounting fees			$ 555,870				$ 555,869
Net Income (Loss) Per Share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			13,333,333			13,333,333
Diamond eagle acquisition | Private Placement
Net Income (Loss) Per Share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			6,333,334			6,333,334
Diamond eagle acquisition | Maximum
Net Income (Loss) Per Share
Interest Income Earned On Trust Account Net Of Applicable Administration Fee Franchise Taxes Working Capital			$ 250,000
Cash, FDIC Insured Amount	$ 250,000			$ 250,000		$ 250,000	$ 250,000